Accumulated Other Comprehensive Income and Other Components of Equity - Summary of Treasury Stock (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Miscellaneous equity [abstract]
Number of shares (in shares)	11,447,338	5,069,130
Amounts (in millions of Korean won)	₩ 398,075	₩ 202,295